RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	$ 1,966	$ 2,013
Base and variable fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	1,822	1,739
Discretionary fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	0	50
Commission fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	$ 144	$ 224